DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS (Details)	12 Months Ended
	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)	Mar. 31, 2013 CNY (¥)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CNY (¥)	Mar. 31, 2012 CNY (¥)
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Period in which PRC government pursuing economic reform policies	30 years	30 years
Significant Concentrations and Risks
Net revenue	$ 56,486,179	¥ 350,157,824	¥ 384,668,378	¥ 366,675,495
Accounts receivable, net	7,767,389				¥ 48,150,046		¥ 68,353,075
Cash and cash equivalents balances	$ 38,763,570			290,029,715	240,295,371	$ 50,322,164	311,947,098	¥ 257,167,696
Net revenues | Customer concentration risk | Chinese government controlled entities
Significant Concentrations and Risks
Service fees		¥ 246,200,000	¥ 250,300,000	¥ 246,900,000
Percentage of concentration of risk	70.30%	70.30%	65.10%	67.30%
Net revenues | Customer concentration risk | Securities Association of China
Significant Concentrations and Risks
Net revenue		¥ 66,847,350	¥ 64,057,268	¥ 84,244,267
Percentage of concentration of risk	19.10%	19.10%	16.70%	23.00%
Net revenues | Customer concentration risk | The Chinese Institute of Certified Public Accountants
Significant Concentrations and Risks
Net revenue		¥ 64,944,327	¥ 61,654,948	¥ 54,255,662
Percentage of concentration of risk	18.50%	18.50%	16.00%	14.80%
Net revenues | Customer concentration risk | China Banking Association
Significant Concentrations and Risks
Net revenue		¥ 64,169,577	¥ 67,516,046	¥ 60,573,979
Percentage of concentration of risk	18.30%	18.30%	17.60%	16.50%
Net revenues | Customer concentration risk | Ministry of Human Resources and Social Security
Significant Concentrations and Risks
Net revenue		¥ 35,132,028	¥ 29,333,419	¥ 22,747,389
Percentage of concentration of risk	10.00%	10.00%	7.60%	6.20%
Accounts receivable, net | Credit concentration risk, customers or financial institutions | Securities Association of China
Significant Concentrations and Risks
Percentage of concentration of risk	44.90%	44.90%	25.60%
Accounts receivable, net					21,601,986		17,481,156
Cash and cash equivalent | Credit concentration risk, customers or financial institutions
Significant Concentrations and Risks
Cash and cash equivalents balances					240,295,371		311,947,098
Cash and cash equivalent | Credit concentration risk, customers or financial institutions | PRC
Significant Concentrations and Risks
Cash and cash equivalents balances					190,965,075		298,016,426
Cash and cash equivalent | Credit concentration risk, customers or financial institutions | PRC | Denominated in Renminbi ("RMB")
Significant Concentrations and Risks
Cash and cash equivalents balances					190,964,354		291,498,542
Cash and cash equivalent | Credit concentration risk, customers or financial institutions | PRC | Denominated in United Stated Dollars ("USD")
Significant Concentrations and Risks
Cash and cash equivalents balances					721		6,517,884
Cash and cash equivalent | Credit concentration risk, customers or financial institutions | HKSAR
Significant Concentrations and Risks
Cash and cash equivalents balances					49,330,296		13,930,672
Cash and cash equivalent | Credit concentration risk, customers or financial institutions | HKSAR | Denominated in Renminbi ("RMB")
Significant Concentrations and Risks
Cash and cash equivalents balances					43,214,291		12,052,519
Cash and cash equivalent | Credit concentration risk, customers or financial institutions | HKSAR | Denominated in Hong Kong Dollar
Significant Concentrations and Risks
Cash and cash equivalents balances					33,442		307,363
Cash and cash equivalent | Credit concentration risk, customers or financial institutions | HKSAR | Denominated in United Stated Dollars ("USD")
Significant Concentrations and Risks
Cash and cash equivalents balances					5,973,846		¥ 1,570,790
Cash and cash equivalent | Credit concentration risk, customers or financial institutions | HKSAR | Denominated in GBP
Significant Concentrations and Risks
Cash and cash equivalents balances					¥ 108,717